Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000219740
Shareholder Report [Line Items]
Fund Name	iShares 0-3 Month Treasury Bond ETF
Trading Symbol	SGOV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 0-3 Month Treasury Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-3 Month Treasury Bond ETF	$5	0.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[1]
AssetsNet	$ 105,195,535,911
Holdings Count | Holding	24
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$105,195,535,911
Number of Portfolio Holdings...
24
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Year...
100.0%
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bills, 3.70%, 10/20/26...
9.3%
U.S. Treasury Bills, 3.84%, 09/22/26...
7.8
U.S. Treasury Bills, 3.71%, 10/13/26...
7.8
U.S. Treasury Bills, 3.72%, 09/29/26...
6.2
U.S. Treasury Bills, 0.00%, 10/27/26...
6.2
U.S. Treasury Bills, 3.67%, 09/01/26...
6.1
U.S. Treasury Bills, 3.70%, 09/15/26...
5.5
U.S. Treasury Bills, 3.87%, 10/29/26...
4.7
U.S. Treasury Bills, 3.79%, 10/01/26...
4.6
U.S. Treasury Bills, 3.76%, 10/06/26...
4.3
Footnote	Description
Footnote(a)	Excludes money market funds.

C000012087
Shareholder Report [Line Items]
Fund Name	iShares 1-3 Year Treasury Bond ETF
Trading Symbol	SHY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 1-3 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 1-3 Year Treasury Bond ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[2]
AssetsNet	$ 25,765,474,377
Holdings Count | Holding	91
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$25,765,474,377
Number of Portfolio Holdings...
91
Portfolio Turnover Rate...
27%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
1-2 Years...
56.2%
2-3 Years...
43.8
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes, 1.25%, 04/30/28...
2.0%
U.S. Treasury Notes, 3.63%, 08/31/29...
1.8
U.S. Treasury Notes, 3.50%, 01/31/28...
1.7
U.S. Treasury Notes, 1.25%, 06/30/28...
1.6
U.S. Treasury Notes, 4.63%, 04/30/29...
1.5
U.S. Treasury Notes, 4.50%, 05/31/29...
1.5
U.S. Treasury Notes, 4.25%, 06/30/29...
1.5
U.S. Treasury Notes, 4.25%, 02/15/28...
1.4
U.S. Treasury Notes, 3.38%, 09/15/27...
1.4
U.S. Treasury Notes, 3.88%, 10/15/27...
1.4
Footnote	Description
Footnote(a)	Excludes money market funds.

C000037537
Shareholder Report [Line Items]
Fund Name	iShares 3-7 Year Treasury Bond ETF
Trading Symbol	IEI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 3-7 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 3-7 Year Treasury Bond ETF	$7	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[3]
AssetsNet	$ 17,687,175,261
Holdings Count | Holding	84
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$17,687,175,261
Number of Portfolio Holdings...
84
Portfolio Turnover Rate...
18%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
3-4 Years...
30.5%
4-5 Years...
32.0
5-6 Years...
19.7
6-7 Years...
17.8
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes, 4.38%, 11/30/30...
2.9%
U.S. Treasury Notes, 1.88%, 02/15/32...
2.3
U.S. Treasury Notes, 4.00%, 02/28/30...
2.3
U.S. Treasury Notes, 1.38%, 11/15/31...
2.3
U.S. Treasury Notes, 4.13%, 08/31/30...
2.3
U.S. Treasury Notes, 3.38%, 05/15/33...
2.2
U.S. Treasury Notes, 1.25%, 08/15/31...
2.1
U.S. Treasury Notes, 3.50%, 02/15/33...
2.1
U.S. Treasury Notes, 1.63%, 05/15/31...
2.1
U.S. Treasury Notes, 2.88%, 05/15/32...
2.1
Footnote	Description
Footnote(a)	Excludes money market funds.

C000012088
Shareholder Report [Line Items]
Fund Name	iShares 7-10 Year Treasury Bond ETF
Trading Symbol	IEF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 7-10 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 7-10 Year Treasury Bond ETF	$7	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[4]
AssetsNet	$ 42,130,391,245
Holdings Count | Holding	17
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$42,130,391,245
Number of Portfolio Holdings...
17
Portfolio Turnover Rate...
22%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
6-7 Years...
3.9%
7-8 Years...
30.4
8-9 Years...
34.2
9-10 Years...
31.5
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes, 4.13%, 02/15/36...
9.4%
U.S. Treasury Notes, 4.63%, 02/15/35...
8.8
U.S. Treasury Notes, 4.38%, 05/15/36...
8.8
U.S. Treasury Notes, 4.25%, 11/15/34...
8.7
U.S. Treasury Notes, 4.00%, 11/15/35...
8.6
U.S. Treasury Notes, 4.38%, 05/15/34...
8.4
U.S. Treasury Notes, 4.25%, 08/15/35...
8.3
U.S. Treasury Notes, 4.25%, 05/15/35...
8.3
U.S. Treasury Notes, 4.00%, 02/15/34...
8.2
U.S. Treasury Notes, 4.50%, 11/15/33...
7.0
Footnote	Description
Footnote(a)	Excludes money market funds.

C000037538
Shareholder Report [Line Items]
Fund Name	iShares 10-20 Year Treasury Bond ETF
Trading Symbol	TLH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 10-20 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 10-20 Year Treasury Bond ETF	$7	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[5]
AssetsNet	$ 11,110,488,273
Holdings Count | Holding	62
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$11,110,488,273
Number of Portfolio Holdings...
62
Portfolio Turnover Rate...
7%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
10-11 Years...
0.9%
11-12 Years...
1.2
12-13 Years...
1.9
13-14 Years...
7.3
14-15 Years...
11.1
15-16 Years...
12.3
16-17 Years...
19.4
17-18 Years...
19.5
18-19 Years...
13.1
19-20 Years...
13.3
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bonds, 4.50%, 02/15/44...
4.0%
U.S. Treasury Bonds, 4.13%, 08/15/44...
4.0
U.S. Treasury Bonds, 3.88%, 05/15/43...
3.6
U.S. Treasury Bonds, 4.63%, 11/15/45...
3.4
U.S. Treasury Bonds, 4.00%, 11/15/42...
3.4
U.S. Treasury Bonds, 4.75%, 02/15/45...
3.4
U.S. Treasury Bonds, 4.38%, 08/15/43...
3.3
U.S. Treasury Bonds, 4.75%, 11/15/43...
3.2
U.S. Treasury Bonds, 3.88%, 02/15/43...
3.2
U.S. Treasury Bonds, 3.38%, 08/15/42...
3.2
Footnote	Description
Footnote(a)	Excludes money market funds.

C000012090
Shareholder Report [Line Items]
Fund Name	iShares 20+ Year Treasury Bond ETF
Trading Symbol	TLT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 20+ Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 20+ Year Treasury Bond ETF	$7	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[6]
AssetsNet	$ 47,302,387,899
Holdings Count | Holding	48
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$47,302,387,899
Number of Portfolio Holdings...
48
Portfolio Turnover Rate...
14%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
15-20 Years...
0.1%
20-25 Years...
33.8
25-30 Years...
66.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bonds, 4.75%, 05/15/55...
4.5%
U.S. Treasury Bonds, 4.63%, 05/15/54...
4.3
U.S. Treasury Bonds, 4.13%, 08/15/53...
4.2
U.S. Treasury Bonds, 4.75%, 02/15/56...
4.2
U.S. Treasury Bonds, 4.25%, 02/15/54...
4.1
U.S. Treasury Bonds, 5.00%, 05/15/56...
4.0
U.S. Treasury Bonds, 4.25%, 08/15/54...
4.0
U.S. Treasury Bonds, 4.75%, 11/15/53...
4.0
U.S. Treasury Bonds, 4.63%, 02/15/55...
3.8
U.S. Treasury Bonds, 4.63%, 11/15/55...
3.8
Footnote	Description
Footnote(a)	Excludes money market funds.

C000221912
Shareholder Report [Line Items]
Fund Name	iShares 25+ Year Treasury STRIPS Bond ETF
Trading Symbol	GOVZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 25+ Year Treasury STRIPS Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 25+ Year Treasury STRIPS Bond ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[7]
AssetsNet	$ 326,855,897
Holdings Count | Holding	21
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$326,855,897
Number of Portfolio Holdings...
21
Portfolio Turnover Rate...
10%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
20-25 Years...
5.6%
25-30 Years...
94.4
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bonds Principal STRIPS, 0.00%, 02/15/52...
7.4%
U.S. Treasury Bonds Principal STRIPS, 0.00%, 08/15/51...
5.6
U.S. Treasury Bonds Principal STRIPS, 0.00%, 11/15/51...
5.6
U.S. Treasury Bonds Principal STRIPS, 0.00%, 08/15/52...
5.2
U.S. Treasury Bonds Principal STRIPS, 0.00%, 05/15/53...
5.2
U.S. Treasury Bonds Principal STRIPS, 0.00%, 02/15/53...
5.2
U.S. Treasury Bonds Principal STRIPS, 0.00%, 11/15/52...
5.2
U.S. Treasury Bonds Principal STRIPS, 0.00%, 08/15/53...
5.1
U.S. Treasury Bonds Principal STRIPS, 0.00%, 11/15/53...
5.1
U.S. Treasury Bonds Principal STRIPS, 0.00%, 05/15/54...
5.0
Footnote	Description
Footnote(a)	Excludes money market funds.

C000037536
Shareholder Report [Line Items]
Fund Name	iShares 0-1 Year Treasury Bond ETF
Trading Symbol	SHV
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 0-1 Year Treasury Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-1 Year Treasury Bond ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[8]
AssetsNet	$ 20,831,961,437
Holdings Count | Holding	64
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$20,831,961,437
Number of Portfolio Holdings...
64
Portfolio Turnover Rate...
48%

Holdings [Text Block]

Portfolio composition

Ten largest holdings

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Obligations...
100.0%
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Bills, 3.96%, 01/14/27...
4.8%
U.S. Treasury Bills, 3.63%, 10/29/26...
4.4
U.S. Treasury Bills, 3.73%, 10/13/26...
3.7
U.S. Treasury Bills, 3.83%, 12/15/26...
3.5
U.S. Treasury Bills, 3.84%, 10/27/26...
3.4
U.S. Treasury Bills, 3.82%, 12/22/26...
3.4
U.S. Treasury Bills, 3.70%, 10/01/26...
3.3
U.S. Treasury Bills, 3.71%, 11/12/26...
3.2
U.S. Treasury Bills, 3.93%, 01/07/27...
3.2
U.S. Treasury Bills, 3.94%, 12/31/26...
3.1
Footnote	Description
Footnote(a)	Excludes money market funds.

S000103684
Shareholder Report [Line Items]
Fund Name	iShares 1-10 Year Treasury Bond ETF
Trading Symbol	GOVM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares 1-10 Year Treasury Bond ETF (the “Fund”) for the period of May 12, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 1-10 Year Treasury Bond ETF	$2Footnote Reference(a)	0.05%Footnote Reference(b)
Footnote	Description
Footnote(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 2	[9]
Expense Ratio, Percent	0.05%	[10]
AssetsNet	$ 4,964,576
Holdings Count | Holding	196
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$4,964,576
Number of Portfolio Holdings...
196
Portfolio Turnover Rate...
9%

Holdings [Text Block]

Maturity allocation

Ten largest holdings

Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Year...
0.1%
1-2 Years...
25.7
2-3 Years...
19.1
3-4 Years...
13.3
4-5 Years...
14.6
5-6 Years...
8.1
6-7 Years...
7.6
7-8 Years...
3.8
8-9 Years...
4.2
9-10 Years...
3.5
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
U.S. Treasury Notes, 4.13%, 02/15/36...
1.5%
U.S. Treasury Notes, 4.63%, 02/15/35...
1.1
U.S. Treasury Notes, 4.25%, 11/15/34...
1.1
U.S. Treasury Notes, 4.25%, 05/15/35...
1.0
U.S. Treasury Notes, 4.25%, 08/15/35...
1.0
U.S. Treasury Notes, 4.00%, 11/15/35...
1.0
U.S. Treasury Notes, 4.38%, 05/15/34...
1.0
U.S. Treasury Notes, 1.63%, 05/15/31...
1.0
U.S. Treasury Notes, 1.38%, 11/15/31...
1.0
U.S. Treasury Notes, 1.88%, 02/15/32...
1.0
Footnote	Description
Footnote(a)	Excludes money market funds.

C000053739
Shareholder Report [Line Items]
Fund Name	iShares California Muni Bond ETF
Trading Symbol	CMF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares California Muni Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares California Muni Bond ETF	$4	0.08%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[11]
AssetsNet	$ 4,629,464,401
Holdings Count | Holding	1,735
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$4,629,464,401
Number of Portfolio Holdings...
1,735
Portfolio Turnover Rate...
6%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
12.6%
AA+...
9.5
AA...
19.2
AA-...
31.5
A+...
4.4
A...
2.9
A-...
0.1
BBB+...
0.1
Not Rated...
19.7
Table Summary
Security	Percent of TotaI InvestmentsFootnote Reference(a)
Orange County Water District, Series 2003A, COP, VRDN, 1.93%, 09/09/26...
0.6%
San Francisco City & County Airport Comm-San Francisco International Airport, Series 2018C, RB, VRDN, 2.05%, 09/09/26...
0.5
State of California, GO, 5.00%, 11/01/31...
0.5
Anaheim Housing & Public Improvements Authority, Series 2024-A, RB, VRDN, 2.40%, 09/02/26...
0.5
Los Angeles Unified School District, Series 2024A, GO, 5.00%, 07/01/31...
0.5
State of California, GO, 5.00%, 10/01/28...
0.5
University of California, Series 2023BN, RB, 5.50%, 05/15/40...
0.4
Irvine Ranch Water District, Series 2011A-1, VRDN, 2.40%, 09/02/26...
0.4
California Educational Facilities Authority, Series U-6, RB, 5.00%, 05/01/45...
0.4
San Mateo County Transit District Sales Tax, Series 2020B, RB, VRDN, 2.30%, 09/02/26...
0.4
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000052220
Shareholder Report [Line Items]
Fund Name	iShares National Muni Bond ETF
Trading Symbol	MUB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares National Muni Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares National Muni Bond ETF	$2	0.05%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%	[12]
AssetsNet	$ 45,378,300,619
Holdings Count | Holding	7,056
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$45,378,300,619
Number of Portfolio Holdings...
7,056
Portfolio Turnover Rate...
5%

Holdings [Text Block]

Credit quality allocation

Ten largest states

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
21.4%
AA+...
20.0
AA...
16.6
AA-...
15.4
A+...
6.2
A...
7.0
A-...
0.8
BBB+...
0.4
BBB...
0.4
Not Rated...
11.8
Table Summary
State	Percent of TotaI InvestmentsFootnote Reference(a)
New York ...
21.2%
California ...
17.9
Texas ...
11.9
Illinois ...
4.6
Massachusetts ...
4.1
New Jersey ...
3.9
Washington ...
3.4
Pennsylvania ...
3.3
Florida ...
3.2
Connecticut ...
2.2
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000053740
Shareholder Report [Line Items]
Fund Name	iShares New York Muni Bond ETF
Trading Symbol	NYF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares New York Muni Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares New York Muni Bond ETF	$4	0.09%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.09%	[13]
AssetsNet	$ 1,457,082,987
Holdings Count | Holding	937
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,457,082,987
Number of Portfolio Holdings...
937
Portfolio Turnover Rate...
3%

Holdings [Text Block]

Credit quality allocation

Ten largest holdings

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
23.4%
AA+...
19.6
AA...
20.3
AA-...
12.6
A+...
1.3
A...
9.5
A-...
0.2
BBB...
0.1
Not Rated...
13.0
Table Summary
Security	Percent of TotaI InvestmentsFootnote Reference(a)
Battery Park City Authority, Series 2019D-1, RB, VRDN, 2.99%, 09/02/26...
0.8%
New York State Dormitory Authority, Series 2019A, RB, 4.00%, 07/01/45...
0.8
New York State Dormitory Authority, Series 2009A, RB, VRDN, 2.40%, 09/09/26...
0.7
Metropolitan Transportation Authority, Series 2025B, RB, 5.00%, 11/15/29...
0.7
Port Authority of New York & New Jersey, Series 245, RB, 5.00%, 09/01/49...
0.7
Triborough Bridge & Tunnel Authority, Series 2024B-1, RB, 5.25%, 05/15/54...
0.5
New York State Thruway Authority, Series 2025A, RB, 5.00%, 03/15/53...
0.5
Battery Park City Authority, Series 2025, RB, 5.25%, 11/01/55...
0.5
New York State Dormitory Authority, Series 2025A, RB, 5.00%, 03/15/39...
0.4
Port Authority of New York & New Jersey, Series 244, RB, 5.00%, 07/15/41...
0.4
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000199547
Shareholder Report [Line Items]
Fund Name	iShares Long-Term National Muni Bond ETF
Trading Symbol	LMUB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Long-Term National Muni Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Long-Term National Muni Bond ETF	$4	0.08%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.08%	[14]
AssetsNet	$ 1,596,205,558
Holdings Count | Holding	846
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$1,596,205,558
Number of Portfolio Holdings...
846
Portfolio Turnover Rate...
14%

Holdings [Text Block]

Credit quality allocation

Ten largest states

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
18.4%
AA+...
21.9
AA...
18.5
AA-...
13.4
A+...
5.5
A...
6.2
A-...
1.0
BBB+...
0.3
BBB...
0.3
Not Rated...
14.5
Table Summary
State	Percent of TotaI InvestmentsFootnote Reference(a)
New York ...
22.0%
California ...
17.4
Texas ...
15.2
Massachusetts ...
3.7
Florida ...
3.7
Washington ...
3.5
Illinois ...
3.3
New Jersey ...
2.7
Pennsylvania ...
2.6
District of Columbia ...
2.1
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000069126
Shareholder Report [Line Items]
Fund Name	iShares Short-Term National Muni Bond ETF
Trading Symbol	SUB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Short-Term National Muni Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Short-Term National Muni Bond ETF	$4	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[15]
AssetsNet	$ 11,636,406,157
Holdings Count | Holding	2,983
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$11,636,406,157
Number of Portfolio Holdings...
2,983
Portfolio Turnover Rate...
12%

Holdings [Text Block]

Credit quality allocation

Ten largest states

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
AAA...
26.3%
AA+...
17.8
AA...
16.1
AA-...
13.4
A+...
7.4
A...
6.0
A-...
0.4
BBB+...
0.2
BBB...
0.1
Not Rated...
12.3
Table Summary
State	Percent of TotaI InvestmentsFootnote Reference(a)
California ...
14.1%
New York ...
13.8
Texas ...
13.4
Illinois ...
4.4
Washington ...
4.1
Florida ...
3.9
New Jersey ...
3.8
Maryland ...
3.1
Pennsylvania ...
2.8
Massachusetts ...
2.8
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

C000069125
Shareholder Report [Line Items]
Fund Name	iShares Agency Bond ETF
Trading Symbol	AGZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares Agency Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Agency Bond ETF	$10	0.19%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.19%	[16]
AssetsNet	$ 632,653,874
Holdings Count | Holding	106
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$632,653,874
Number of Portfolio Holdings...
106
Portfolio Turnover Rate...
4%

Holdings [Text Block]

Portfolio composition

Maturity allocation

Table Summary
Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
94.9%
U.S. Treasury Obligations...
3.3
Corporate Bonds...
1.4
Foreign Government Obligations...
0.4
Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Years...
7.3%
1-5 Years...
73.5
5-10 Years...
11.9
10-15 Years...
3.5
15-20 Years...
1.0
More than 20 Years...
2.8
Footnote	Description
Footnote(a)	Excludes short-term securities.

C000227271
Shareholder Report [Line Items]
Fund Name	iShares BBB Rated Corporate Bond ETF
Trading Symbol	LQDB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares BBB Rated Corporate Bond ETF (the “Fund”) for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-iShares (1-800-474-2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares BBB Rated Corporate Bond ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[17]
AssetsNet	$ 59,333,542
Holdings Count | Holding	1,778
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$59,333,542
Number of Portfolio Holdings...
1,778
Portfolio Turnover Rate...
22%

Holdings [Text Block]

Credit quality allocation

Maturity allocation

Table Summary
S&P Credit RatingFootnote Reference*	Percent of Total InvestmentsFootnote Reference(a)
A-...
3.5%
BBB+...
37.4
BBB...
38.7
BBB-...
18.8
BB+...
0.9
Not Rated...
0.7
Table Summary
Maturity	Percent of TotaI InvestmentsFootnote Reference(a)
0-1 Years...
5.7%
1-5 Years...
37.5
5-10 Years...
27.3
10-15 Years...
5.8
15-20 Years...
5.8
More than 20 Years...
17.9
Footnote	Description
Footnote*	Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(a)	Excludes money market funds.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.